Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

22.  Commitments and contingencies

Capital commitments

Capital expenditures contracted for are analysed as follows:

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Contracted but not provided for:
A factory construction project	166,333	156,850
Construction commitments	17,564	4,251
Assets under construction	45	326
Total	183,942	161,427